Investments in Affiliates (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Investments in affiliates
Investments in affiliates comprised the following at December 31, 2015 and 2014. See Note 2(c), "Significant Accounting Policies - Total Investments - Investments in Affiliates," for a description of our accounting policy for these assets:

(U.S. dollars in thousands)	2015	2014
Investment fund affiliates	$1,386,837	$1,219,138
Operating affiliates	322,062	418,482
Total investment affiliates	$1,708,899	$1,637,620

Investment fund affiliates
Schedule of Equity Method Investments [Line Items]
Investments in affiliates
The Company’s equity investment in investment fund affiliates and equity in net income (loss) from such affiliates as well as certain summarized financial information of the investee on a combined basis (shown as "Combined Funds") are included below:

Year Ended December 31, 2015 (U.S. dollars in thousands, except percentages)	XL Group Investment			Combined Funds
	Carrying Value	Equity in Net Income (Loss) for the Year	Weighted Average XL Percentage Ownership
				Total Net Assets (Estimated) (1)
Hedge Funds:
Arbitrage	$190,016	$612	8.6%	$2,202,112
Directional	551,262	31,012	7.2%	7,643,134
Event Driven (2)	285,823	5,592	3.0%	9,460,387
Multi-Style	57,097	5,452	3.6%	1,600,959
Total hedge funds	$1,084,198	$42,668	5.2%	$20,906,592
Private Investment Funds:	302,639	30,652	9.5%	3,195,204
Total Investment Fund Affiliates	$1,386,837	$73,320	5.8%	$24,101,796
Year Ended December 31, 2014
Hedge Funds:
Arbitrage	$134,400	$12,060	11.0%	$1,224,526
Directional	536,470	32,196	9.2%	5,865,247
Event Driven (2)	300,168	21,030	3.1%	9,703,973
Multi-Style	52,122	1,751	4.1%	1,278,410
Total hedge funds	$1,023,160	$67,037	5.7%	$18,072,156
Private Investment Funds:	195,978	28,779	17.7%	1,105,776
Total Investment Fund Affiliates	$1,219,138	$95,816	6.4%	$19,177,932
____________

(1)	Total estimated net assets are generally as at November 30 for hedge fund affiliates and September 30 for private investment fund affiliates.

(2)
The Company accounts for its investment in certain funds where the ownership percentage is less than three percent using the equity method, where the Company has significant influence over the related investment management company.

Operating affiliates
Schedule of Equity Method Investments [Line Items]
Investments in affiliates
The Company’s equity investment in operating affiliates and equity in net income (loss) from such affiliates as well as certain summarized financial information of the investee as a whole are included below:

Year ended December 31, 2015 (U.S. dollars in thousands)	XL Group Investment		Combined Investee Summarized Financial Data (Estimated) (2)
	Carrying Value	Equity in Net Income (Loss) for the Year	Total Assets	Total Liabilities	Total Revenue (Loss)	Net Income (Loss)
Strategic and other operating affiliates	$251,348	$33,608	$4,280,976	$3,293,873	$847,131	$91,701
Investment manager affiliates (1)	70,714	11,132	708,605	95,826	206,672	90,491
Total operating affiliates	$322,062	$44,740	$4,989,581	$3,389,699	$1,053,803	$182,192
Year ended December 31, 2014
Strategic and other operating affiliates	317,216	50,132	4,679,395	3,691,173	1,075,935	152,122
Investment manager affiliates (1)	101,266	57,086	850,666	101,088	579,524	476,841
Total operating affiliates	$418,482	$107,218	$5,530,061	$3,792,261	$1,655,459	$628,963
____________

(1)	During the years ended December 31, 2015 and 2014, the Company received distributions from its Investment Manager Affiliates of approximately $25.3 million and $60.3 million, respectively.

(2)
Total assets and total liabilities reflect balances related to investees still held at December 31, 2015 and 2014, respectively. Total revenue (loss) and net income (loss) reflect activity for the years ended December 31, 2015 and 2014 related to both investees still held at year-end and investees disposed of during the year.